Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023	$ 51,167,693	$ (43,997,971)	$ 24,580	$ 7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 68,249			68,249
Net income (loss) and comprehensive Income (loss)		(719,583)		(719,583)
Balance at Mar. 31, 2024	$ 51,235,942	(44,717,554)	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Balance at Dec. 31, 2023	$ 51,167,693	(43,997,971)	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Net income (loss) and comprehensive Income (loss)				(1,105,233)
Balance at Jun. 30, 2024	$ 51,340,263	(45,103,204)	24,580	6,261,639
Balance, shares at Jun. 30, 2024	131,304,499
Balance at Mar. 31, 2024	$ 51,235,942	(44,717,554)	24,580	6,542,968
Balance, shares at Mar. 31, 2024	131,304,499
Stock-based compensation	$ 104,321			104,321
Net income (loss) and comprehensive Income (loss)		(385,650)		(385,650)
Balance at Jun. 30, 2024	$ 51,340,263	(45,103,204)	24,580	6,261,639
Balance, shares at Jun. 30, 2024	131,304,499
Balance at Dec. 31, 2024	$ 51,546,940	(43,644,831)	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Stock-based compensation	$ 43,868			43,868
Net income (loss) and comprehensive Income (loss)		60,142		60,142
Balance at Mar. 31, 2025	$ 51,590,808	(43,584,689)	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Balance at Dec. 31, 2024	$ 51,546,940	(43,644,831)	24,580	7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Net income (loss) and comprehensive Income (loss)				(1,111,340)
Balance at Jun. 30, 2025	$ 51,636,389	(44,756,171)	24,580	6,904,798
Balance, shares at Jun. 30, 2025	131,304,499
Balance at Mar. 31, 2025	$ 51,590,808	(43,584,689)	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Stock-based compensation	$ 45,581			45,581
Net income (loss) and comprehensive Income (loss)		(1,171,482)		(1,171,482)
Balance at Jun. 30, 2025	$ 51,636,389	$ (44,756,171)	$ 24,580	$ 6,904,798
Balance, shares at Jun. 30, 2025	131,304,499